ACQUISITIONS - Summary of Preliminary Estimated Fair Values of Faiveley Transport Assets Acquired and Liabilities Assumed (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Mar. 21, 2017	Dec. 31, 2016	Nov. 30, 2016
Assets acquired
Goodwill	$ 2,412,554	$ 2,460,103		$ 2,078,765
Faiveley Transport
Assets acquired
Cash and cash equivalents			$ 178,318		$ 178,318
Accounts receivable			439,631		439,631
Inventories			205,649		205,649
Other current assets			70,930		70,930
Property, plant & equipment			148,746		148,746
Goodwill			1,262,350		1,262,350
Other noncurrent assets			184,564		184,564
Total assets acquired			3,071,246		3,071,246
Liabilities assumed
Current liabilities			819,493		819,493
Debt			409,899		409,899
Other noncurrent liabilities			335,039		335,039
Total liabilities assumed			1,564,431		1,564,431
Net assets acquired			1,506,815		1,506,815
Faiveley Transport | Trade Names
Assets acquired
Acquired intangible assets			346,328		346,328
Faiveley Transport | Customer Relationships
Assets acquired
Acquired intangible assets			233,529		233,529
Faiveley Transport | Patents
Assets acquired
Acquired intangible assets			$ 1,201		$ 1,201